FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

23.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
23.1.	Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy, executing the formal designation of its hedge accounting relations. The Risk Policy was approved by the Board of Directors on December 16, 2021, is valid for one year and is available at the Company’s website.

The Company’s risk management strategy, guided by the Risk Policy, has as main objectives:

»	To protect the Company’s operating and financial results, as well as its equity from adverse changes in the market prices, particularly commodities, foreign exchange and interests;
»	To protect the Company against counterparty risks in existing financial operations as well as to establish guidelines for sustaining the necessary liquidity to fulfil its financial commitments;
»	To protect the cash of Company against price volatilities, adverse conditions in the markets in which the Company acts and adverse conditions in its production chain.

The Risk Policy defines the governance of the bodies responsible for the execution, tracking and approval of the risk management strategies, as well as the limits and instruments that can be used.

Additionally, the Management of the Company approved the following policies on November 10, 2021, which are available at the Company’s website:

»	Financial Policy, which aims to: (i) establish guidelines for the management of the Company's financial debt and capital structure; and (ii) guide the Company's decision-making in connection with cash management (financial investments).
»	Profit Allocation Policy, which aims to establish the practices adopted by the Company regarding the allocation of its profits, providing, among others, the periodicity of payment of dividends and the baseline used to establish the respective amount.

23.2.	Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents. The Company’s credit risk exposure can be assessed in notes 4, 5 and 6.

23.2.1.	Credit risk in accounts receivable

The credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk. However, the Company chooses to complement the risk management by contracting insurance policies for specific markets. The impairment of these financial assets is carried out based on expected credit losses.

23.2.2.	Counterparty credit risk

The credit risk associated with marketable securities, cash and cash equivalents and derivative instruments in general is directed to counterparties with Investment Grade ratings. The maintenance of assets with counterparty risk is constantly assessed according to credit ratings and the Company’s portfolio concentration, aligned with the applicable impairment requisites.

On December 31, 2021, the Company held financial investments over R$100,000 at the following financial institutions: Banco Bradesco, Banco do Brasil, Banco BTG Pactual, Banco Inter, Banco Itaú, Banco Pan, Banco Safra, Banco Santander, Banco Votorantim, Banco XP, Caixa Econômica Federal, Citibank, Emirates NBD, First Abu Dhabi Bank, HSBC, J.P. Morgan Chase Bank and Vakiflar Bankasi.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco Itaú, Banco Santander, Banco Votorantim, Bank of America Merrill Lynch, Banco BNP Paribas, Citibank, Goldman Sachs, J.P. Morgan Chase Bank, Morgan Stanley, Rabobank, T. Garanti Bankasi A.Ş. and Banco XP.

23.3.	Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical volatility scenarios of results as well as simulations of sectorial and systemic crisis. It is grounded on allowing resilience in scenarios of capital restriction.

The ideal capital structure definition at BRF is essentially associated with (i) strong cash position as a tolerance factor for liquidity shocks, which includes minimum cash analysis; (ii) net indebtedness; and (iii) maximization of the capital opportunity cost.

On December 31, 2021, the non-current consolidated gross debt, as presented below, represented 86.78% (93.66% as of December 31, 2020) of the total gross debt, which has an average term higher than nine years.

The Company monitors the gross debt and net debt as set forth below:

	12.31.21			12.31.20
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(2,166,249)	(14,177,303)	(16,343,552)	(15,739,134)
Local currency loans and borrowings	(1,036,819)	(8,075,659)	(9,112,478)	(6,665,292)
Derivative financial instruments, net	(192,892)	(31,057)	(223,949)	(7,706)
Gross debt	(3,395,960)	(22,284,019)	(25,679,979)	(22,412,132)

Cash and cash equivalents	7,528,820	-	7,528,820	7,576,625
Marketable securities	346,855	447,413	794,268	658,735
Restricted cash	24,963	1	24,964	24,358
	7,900,638	447,414	8,348,052	8,259,718
Net debt	4,504,678	(21,836,605)	(17,331,927)	(14,152,414)

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.21
	Book value	Contractual cash flow	2022	2023	2024	2025	2026	2027 onwards
Non derivative financial liabilities
Loans and borrowings	25,456,030	41,664,411	3,810,339	4,154,098	3,199,554	2,408,937	4,720,689	23,370,794
Principal		28,248,591	2,434,990	2,907,304	2,114,428	1,396,164	3,772,786	15,622,919
Interest		13,415,820	1,375,349	1,246,794	1,085,126	1,012,773	947,903	7,747,875
Trade accounts payable	11,714,624	11,832,602	11,823,884	5,756	2,856	106	-	-
Supply chain finance	2,237,975	2,265,173	2,265,173	-	-	-	-	-
Lease liabilities	2,479,246	3,166,028	504,285	547,239	423,422	342,027	259,424	1,089,631
Derivative financial liabilities
Financial instruments designated as cash flow hedge
Interest rate derivatives	40,565	40,565	-	-	-	-	-	40,565
Currency derivatives	37,959	37,959	37,658	301	-	-	-	-
Commodities derivatives	57,608	57,608	56,614	994	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives	233,172	233,172	233,172	-	-	-	-	-

The Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly anticipated by factors unrelated to its best interests, or have its value substantially modified outside the normal course of business.

23.4.        Market risk management

23.4.1.	Interest rate risk

The interest rate risk may cause economic losses to the Company resulting from volatility in interest rates that affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates in order to evaluate any need to enter into hedging transactions to protect from the volatility of such rates and manage the mismatch between its financial assets and liabilities.

The Company’s exposure to interest rates is set forth below:

				12.31.21
	Notional
Index	Assets	Liabilities	Derivative financial instruments	Exposure, Net
Fixed
Fixed Reais	199,904	(427,102)	(8,454,971)	(8,682,169)
Fixed U.S. Dollars (USD)	2,489,430	(16,114,760)	7,036,609	(6,588,721)
Fixed Turkish Liras (TRY)	147,313	(452,917)	-	(305,604)
Fixed Euros (EUR)	87,385	(1,053,534)	1,539,537	573,388
Fixed Other	614,129	-	(121,175)	492,954
Floating
Floating IPCA Reais	-	(4,331,732)	3,300,000	(1,031,732)
Floating CDI Reais	4,809,891	(1,678,268)	(3,300,000)	(168,377)
Floating Libor U.S. Dollars (USD)	-	(279,025)	-	(279,025)
	8,348,052	(24,337,338)	-	(15,989,286)
Interest and fair value adjustment of derivatives	-	(1,118,692)	(223,949)	(1,342,641)
Total	8,348,052	(25,456,030)	(223,949)	(17,331,927)

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2021 are presented in the table below:

12.31.21
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Interest rate swap	Debenture - 1st Issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	1,863	(1,179)
Interest rate swap	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.16% p.a.	705,000	BRL	(3,204)	46,560
Interest rate swap	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	1,495,000	BRL	(34,368)	112,240
Interest rate swap	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0.20% p.a.	900,000	BRL	5,601	6,853
					3,300,000		(30,108)	164,474
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

23.4.2.	Foreign exchange risk

The risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues, or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i.	Statement of financial position exposure

The Risk Policy regarding statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	12.31.21	12.31.20
Cash and cash equivalents	2,064,631	2,855,979
Trade accounts receivable	6,377,104	5,765,753
Trade accounts payable	(1,221,354)	(859,790)
Loans and borrowings	(16,726,412)	(14,947,793)
Other assets and liabilities, net	49,732	225,694
Exposure of assets and liabilities in foreign currencies	(9,456,299)	(6,960,157)
Derivative financial instruments (hedge)	8,454,971	6,849,947
Exposure in result, net	(1,001,328)	(110,210)

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.21	12.31.20
Argentinian Peso (ARS)	(5,783)	(5,310)
Angolan kwanza (AOA)	318,660	-
Euros (EUR)	33,381	112,672
Yen (JPY)	77,178	29,976
Turkish Liras (TRY)	266,541	178,906
U.S. Dollars (USD)	(1,691,305)	(426,454)
Total	(1,001,328)	(110,210)

The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on December 31, 2021 are not designated as hedge accounting and are set forth below:

12.31.21
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2022	EUR	265,000	6.5766	(46,336)
Non-deliverable forward	USD	BRL	1st Qtr. 2022	USD	935,928	5.8088	(151,493)
Futures - B3	USD	BRL	1st Qtr. 2022	USD	279,000	5.6169	(34,613)
Non-deliverable forward	EUR	JPY	1st Qtr. 2022	EUR	19,491	128.2633	2,054
Non-deliverable forward	USD	EUR	1st Qtr. 2022	EUR	40,669	1.1311	(731)
Total							(231,119)

ii.	Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below:

12.31.21
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2022	USD	261,000	5.6261	1,392
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2022	USD	23,000	5.7978	1,569
Collar	USD Exports	BRL	USD	1st Qtr. 2022	USD	35,000	5.7164	878
Collar	USD Exports	BRL	USD	2nd Qtr. 2022	USD	30,000	5.8056	35
Collar	USD Exports	BRL	USD	3rd Qtr. 2022	USD	10,000	6.0750	90
								3,964
iii.	Investments exposure

The Company holds investments abroad in functional currencies different than the Brazilian Real, which generate currency exposure that affects directly the Company’s Equity, in Other Comprehensive Income.

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2021 are set forth below:

12.31.21
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Fair value (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD	75,673	3.7649	(138,080)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait WLL	USD	3rd Qtr. 2026	USD	108,757	3.7649	(184,667)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD	65,570	3.7649	(118,482)
							(441,229)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

23.4.3.	Commodities price risk

In the ordinary course of business, the Company purchases commodities, mainly corn, soybean, soybean meal and soybean oil, individual components of the production costs.

Corn and soy prices are subject to volatility resulting from weather conditions, harvest productivity, transport and warehouse costs, government agricultural policies, FX rates and international market prices, among other factors.

The Risk Policy establishes coverage limits to the flow of purchases of corn and soy with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2021 are set forth below:

12.31.21
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2022	55,975	ton	413.32	9,896
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2022	174,257	ton	391.73	47,504
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2022	59,628	ton	373.67	19,006
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2022	40,000	ton	441.25	3,407
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2022	40,000	ton	440.65	4,362
Corn future - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2022	5,400	ton	1,494.17	(77)
Corn future - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2022	48,492	ton	1,415.59	(816)
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2022	31,995	ton	1,675.54	(181)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2022	66,015	ton	1,604.70	(1,381)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2022	1,000	ton	1,303.37	(374)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2022	500	ton	1,286.84	(138)
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2022	1,300	ton	1,230.35	394
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2022	1,100	ton	1,243.40	383
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2022	500	ton	1,256.63	236
							82,221
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

12.31.21
Cash flow hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value (R$)
Non-deliverable forward	Cost in USD	USD	TRY	1st Qtr. 2022	USD	4,368	13.9818	(1,283)
								(1,283)

12.31.21
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2022	30,999	ton	482.61	(1,593)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2022	29,538	ton	213.72	(3,446)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2022	265,660	ton	218.85	(22,518)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2022	61,938	ton	197.41	(8,351)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2022	5,800	ton	216.21	44
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2023	28,442	ton	212.15	(994)
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	25,569	ton	1,673.67	37
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2022	5,373	ton	1,527.26	90
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2022	268,893	ton	1,344.18	2,308
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2022	15,579	ton	1,349.89	60
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2023	2,484	ton	1,433.33	21
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2023	15,174	ton	1,226.62	(215)
Collar - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	5,400	ton	1,541.67	(44)
							(34,601)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

12.31.21
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2022	USD	21,273	5.4942	(3,132)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2022	USD	58,140	5.7103	(7,405)
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2022	USD	12,227	5.7418	(2,469)
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2022	USD	1,254	6.0520	(62)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2023	USD	6,034	6.4463	45
								(13,023)

23.5.	Effects of hedge instruments on financial information

The effects of the financial instruments for hedging exchange rate, commodities price and interest rates in the income (loss) for the year, in Other Comprehensive Income and in the financial position are set forth below:

Income for the year
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				48,327,703	-	-	48,327,703
Derivatives result		Operating Results	Cash flow	15,602	-	-	15,602
Net Revenue	25			48,343,305	-	-	48,343,305

Cost of Sales				-	(37,858,788)	-	(37,858,788)
Derivatives result		Operating Results	Cash flow / Fair value	-	(318,821)	-	(318,821)
Cost of Sales				-	(38,177,609)	-	(38,177,609)

Interests on loans and borrowings				-	-	(1,681,078)	(1,681,078)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(33,084)	(33,084)
Foreign Exchange variation on assets and liabilities				(408,269)	-	-	(408,269)
Foreign Exchange Derivatives result		Financial Position	Not designated	157,573	-	-	157,573
Effects on Financial Result	27			(250,696)	-	(1,714,162)	(1,964,858)

Other Comprehensive Income
12.31.21		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(43,978)	(67,560)	-	(111,538)
Non-derivative Instruments – current (1)		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative Instruments – non-current (1)		Operating Results	Cash flow	334,577	-	-	334,577
Non-derivative Instruments - non-current		Foreign investments	Net investment	(96,555)	-	-	(96,555)
Other Comprehensive Income (2)				(250,909)	(67,560)	-	(318,469)

Statement of financial position
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	(10,342)	47,620	(30,108)	7,170
Not designated derivatives		Financial Position	Not designated	(231,119)	-	-	(231,119)
Asset / (Liability) net				(241,461)	47,620	(30,108)	(223,949)

Derivative Instruments - current (3)		Operating Results	Cash flow	3,964	103,746	-	107,710
Non-derivative instruments – current		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative instruments – non-current		Operating Results	Cash flow	(548,640)	-	-	(548,640)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(441,229)	-	-	(441,229)
Other Comprehensive Income (2)				(1,430,858)	103,746	-	(1,327,112)

Derivatives result		Operating Results	Cash flow / Fair value	-	531,732	-	531,732
Inventories	7			-	531,732	-	531,732
(1)	In the year ended December 31, 2021, the amount of R$395,722 was reclassified from non-current to current.
(2)	All effects are presented gross of taxes.
(3)	Includes R$(1,126) related to the time value of the foreign exchange option contracts, and R$4,409 related to the time value of the commodity options contracts.

Income for the year
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				40,841,803	-	-	40,841,803
Derivatives result		Operating Results	Cash flow	(1,372,103)	-	-	(1,372,103)
Net Revenue	25			39,469,700	-	-	39,469,700

Cost of Sales				-	(29,816,160)	-	(29,816,160)
Derivatives result		Operating Results	Cash flow / Fair value	-	(182,662)	-	(182,662)
Cost of Sales				-	(29,998,822)	-	(29,998,822)

Interests on loans and borrowings				-	-	(1,545,825)	(1,545,825)
Interest Rate Derivatives result		Interest expenses	Cash flow	-	-	(32,909)	(32,909)
Foreign Exchange variation on assets and liabilities				(1,179,236)	-	-	(1,179,236)
Foreign Exchange Derivatives result		Financial Position	Not designated	981,847	-	-	981,847
Effects on Financial Result	27			(197,389)	-	(1,578,734)	(1,776,123)

Other Comprehensive Income
12.31.20		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(28,893)	211,751	-	182,858
Non-derivative Instruments – non-current		Operating Results	Cash flow	(306,340)	-	-	(306,340)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(277,856)	-	-	(277,856)
Other Comprehensive Income				(613,089)	211,751	-	(401,338)

Statement of financial position
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	95,558	(144,057)	-	(48,499)
Not designated derivatives		Financial Position	Not designated	55,442	-	(14,649)	40,793
Asset / (Liability) net				151,000	(144,057)	(14,649)	(7,706)

Derivative Instruments - current		Operating Results	Cash flow	47,942	171,306	-	219,248
Non-derivative instruments – non-current		Operating Results	Cash flow	(883,218)	-	-	(883,218)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(344,674)	-	-	(344,674)
Other Comprehensive Income				(1,179,950)	171,306	-	(1,008,644)

Derivatives result		Operating Results	Cash flow / Fair value	-	442,398	-	442,398
Inventories	7			-	442,398	-	442,398

In the statement of cash flows, the effect of the derivative financial instruments designated as hedge accounting is presented in the line item in which the hedged object is recorded. For the instruments not designated, the effects are presented in the Derivative Financial Instruments line item.

On December 16, 2021, the Financial Risk Management Policy was amended and from this date, non-derivative financial instruments may only be designated as hedge instruments in net investment hedge relations. Thus, on December 16, 2021, the cash flow hedge relations presented below were discontinued because the hedging instruments were non-derivative financial instruments (loans) and no longer met the Company’s strategies and objectives.

12.31.21
Cash flow hedge - Non-derivative instruments	Hedged object	Liability	Maturity	Notional		Designation rate	Rate (1)	Balance (2)
Bond BRF SA BRFSBZ 5 7/8 (3)	USD Exports	USD	2nd Qtr. 2022	USD	150,000	2.0213	4.9877	(444,953)
Bond BRF SA BRFSBZ 3.95	USD Exports	USD	2nd Qtr. 2023	USD	150,000	2.0387	5.6963	(548,640)

								(993,593)
(1)	Average discontinuance rates.
(2)	Effective portion of the accumulated foreign exchange variations on the designated loans.
(3)	During the existence of the loan, there were early settlements with the corresponding discontinuance of the hedge relation.

The amounts above will be kept under Other Comprehensive Income until their respective months of maturity, according to the previous designation and effectiveness of each relationship.

Summarized financial position of derivative financial instruments:

	12.31.21	12.31.20
Assets
Designated as hedge accounting
Currency derivatives	27,617	177,208
Commodities derivatives	105,228	125,304
Interest rate derivatives	10,457	-
Not designated as hedge accounting
Currency derivatives	2,053	75,478
	145,355	377,990

Current assets	134,551	377,756
Non-current assets	10,804	234

Liabilities
Designated as hedge accounting
Currency derivatives	(37,959)	(81,650)
Commodities derivatives	(57,608)	(269,361)
Interest rate derivatives	(40,565)	-
Not designated as hedge accounting
Currency derivatives	(233,172)	(20,036)
Interest rate derivatives	-	(14,649)
	(369,304)	(385,696)

Current liabilities	(327,443)	(384,969)
Non-current liabilities	(41,861)	(727)

23.6.	Sensitivity analysis

The Management believes that the most relevant risks that may affect the Company’s results are the volatility of commodities prices and foreign exchange rates. Currently the fluctuation of the interest rates does not affect significantly the Company’s results since Management has chosen to keep at fixed rates a considerable portion of its debts.

The amounts below represent the possible impacts (incremental results) of the hedging instruments and their respective hedged positions, considering situations of increase and decrease in the selected risk factors.

The information used in the preparation of the analysis is based on the position as of December 31, 2021, which has been described in the items above. The estimated values may differ significantly to numbers and results that will be effectively registered by the Company. Positive values indicate gains and negative values indicate losses.

	Scenario
Exchange rate - Balance	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Monetary Assets and Liabilities		4,363,957	2,181,979	872,791	(872,791)	(2,181,979)	(4,363,957)
Derivative Instruments - Not designated		(3,518,304)	(1,759,152)	(703,661)	703,661	1,759,152	3,518,304
Net effect		845,653	422,827	169,130	(169,130)	(422,827)	(845,653)

EUR	6.3210	3.1605	4.7408	5.6889	6.9531	7.9013	9.4815

Monetary Assets and Liabilities		757,905	378,953	151,581	(151,581)	(378,953)	(757,905)
Derivative Instruments - Not designated		(770,243)	(385,122)	(154,049)	154,049	385,122	770,243
Net effect		(12,338)	(6,169)	(2,468)	2,468	6,169	12,338

JPY	0.0485	0.0243	0.0364	0.0437	0.0534	0.0606	0.0728

Monetary Assets and Liabilities		(99,177)	(49,588)	(19,835)	19,835	49,588	99,177
Derivative Instruments - Not designated		60,588	30,294	12,118	(12,118)	(30,294)	(60,588)
Net effect		(38,589)	(19,294)	(7,717)	7,717	19,294	38,589

TRY	0.4223	0.2112	0.3167	0.3801	0.4645	0.5279	0.6335

Monetary Assets and Liabilities		(133,270)	(66,635)	(26,654)	26,654	66,635	133,270
Net effect		(133,270)	(66,635)	(26,654)	26,654	66,635	133,270

AOA	0.0099	0.0050	0.0074	0.0089	0.0109	0.0124	0.0149

Monetary Assets and Liabilities		(159,330)	(79,665)	(31,866)	31,866	79,665	159,330
Net effect		(159,330)	(79,665)	(31,866)	31,866	79,665	159,330

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Revenue in USD		(1,001,700)	(500,850)	(200,340)	200,340	500,850	1,001,700
NDF		792,431	396,216	158,486	(158,486)	(396,216)	(792,431)
Collar		202,303	97,668	34,888	(11,743)	(69,018)	(173,652)
Net effect		(6,966)	(6,966)	(6,966)	30,111	35,616	35,617
	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Cost of Sales		(276,035)	(138,018)	(55,207)	55,207	138,018	276,035
NDF		276,035	138,018	55,207	(55,207)	(138,018)	(276,035)
Net effect		-	-	-	-	-	-

	Scenario
Operating results - Commodities	Base (1)	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
Soy Grain - CBOT	492	246	369	443	541	615	738

Cost of Sales		(7,623)	(3,811)	(1,525)	1,525	3,811	7,623
NDF		7,623	3,811	1,525	(1,525)	(3,811)	(7,623)
Net effect		-	-	-	-	-	-

Soybean Meal - CBOT	434	217	326	391	478	543	651

Cost of Sales		80,312	40,156	16,062	(16,062)	(40,156)	(80,312)
Collar		(15,414)	(6,550)	(1,819)	919	5,883	14,747
NDF		(63,696)	(31,848)	(12,739)	12,739	31,848	63,696
Net effect		1,202	1,758	1,504	(2,404)	(2,425)	(1,869)

Soybean Oil - CBOT	1,237	618	927	1,113	1,360	1,546	1,855

Cost of Sales		2,721	1,360	544	(544)	(1,360)	(2,721)
Collar		(1,299)	(402)	-	-	383	1,280
NDF		(927)	(464)	(185)	185	464	927
Net effect		495	494	359	(359)	(513)	(514)

Corn - CBOT	231	115	173	208	254	288	346

Cost of Sales		(45,151)	(22,575)	(9,030)	9,030	22,575	45,151
NDF		45,151	22,575	9,030	(9,030)	(22,575)	(45,151)
Net effect		-	-	-	-	-	-

Corn - B3	1,418	709	1,064	1,276	1,560	1,773	2,127

Cost of Sales		(132,309)	(66,154)	(26,462)	26,462	66,154	132,309
Collar		(63,107)	(28,749)	(8,188)	1,611	21,039	55,397
Future		199,465	99,733	39,893	(39,893)	(99,733)	(199,465)
Net effect		4,049	4,830	5,243	(11,820)	(12,540)	(11,759)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

23.7.        Financial instruments by category

	12.31.21
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,193,508	-	-	2,193,508
Cash equivalents	-	-	5,335,312	5,335,312
Marketable securities	418,637	13,338	362,293	794,268
Restricted cash	24,964	-	-	24,964
Trade accounts receivable	3,709,399	-	335,566	4,044,965
Other receivables	97,169	-	-	97,169
Derivatives not designated	-	-	2,053	2,053
Derivatives designated as hedge accounting (1)	-	-	143,302	143,302

Liabilities
Trade accounts payable	(11,714,624)	-	-	(11,714,624)
Supply chain finance	(2,237,975)	-	-	(2,237,975)
Loans and borrowings (2)	(22,087,599)	-	(3,368,431)	(25,456,030)
Derivatives not designated	-	-	(233,172)	(233,172)
Derivatives designated as hedge accounting (1)	-	-	(136,132)	(136,132)
	(29,596,521)	13,338	2,440,791	(27,142,392)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
	12.31.20
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,439,072	-	-	2,439,072
Cash equivalents	-	-	5,137,553	5,137,553
Marketable securities	287,504	42,029	329,202	658,735
Restricted cash	24,358	-	-	24,358
Trade accounts receivable	3,789,616	-	310,265	4,099,881
Other receivables	86,404	-	-	86,404
Derivatives not designated	-	-	75,478	75,478
Derivatives designated as hedge accounting	-	-	302,512	302,512

Liabilities
Trade accounts payable	(9,009,987)	-	-	(9,009,987)
Supply chain finance	(1,452,637)	-	-	(1,452,637)
Loans and borrowings	(22,404,426)	-	-	(22,404,426)
Derivatives not designated	-	-	(34,685)	(34,685)
Derivatives designated as hedge accounting	-	-	(351,011)	(351,011)
Written option– business combination	-	-	(185,401)	(185,401)
	(26,240,096)	42,029	5,583,913	(20,614,154)

23.8.	Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»	Level 1 – Uses quoted prices (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;
»	Level 2 – Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates;
»	Level 3 – Instruments for which significant inputs are non-observable. The Company had a financial liability arising from a put option written in the context of a business combination, which was terminated on December 13, 2021 (notes 1.1.3 and 23.8.1).

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the year ended December 31, 2021, there were no changes among the 3 levels of hierarchy.

	12.31.21			12.31.20
	Level 1	Level 2	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Fair value through other comprehensive income
Stocks	13,338	-	13,338	42,029	-	-	42,029
Fair value through profit and loss
Savings account and overnight	701,386	-	701,386	1,220,232	-	-	1,220,232
Term deposits	179,071	-	179,071	250,189	-	-	250,189
Bank deposit certificates	-	4,451,214	4,451,214	-	3,662,448	-	3,662,448
Financial treasury bills	324,771	-	324,771	312,515	-	-	312,515
Investment funds	35,718	-	35,718	21,371	-	-	21,371
Trade accounts receivable	-	335,566	335,566	-	310,265	-	310,265
Derivatives	-	145,355	145,355	-	377,990	-	377,990
Other titles	5,445	-	5,445	-	-	-	-
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(369,304)	(369,304)	-	(385,696)	-	(385,696)
Loans and borrowings	-	(3,368,431)	(3,368,431)	-	-	-	-
Written option– business combination	-	-	-	-	-	(185,401)	(185,401)
	1,259,729	1,194,400	2,454,129	1,846,336	3,965,007	(185,401)	5,625,942

Except for the items set forth below, the fair value of all other financial instruments is approximate to their book value. The fair value of the bonds set forth below is based on prices observed in active markets, level 1 of the fair value hierarchy, while the debentures are based on level 2 and are measured by discounted cash flows.

			12.31.21		12.31.20
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 5 7/8	USD	2022	(396,802)	(409,454)	(367,714)	(389,611)
BRF SA BRFSBZ 4 3/4	USD	2024	(1,653,847)	(1,726,951)	(1,538,086)	(1,659,891)
BRF SA BRFSBZ 3.95	USD	2023	(1,303,821)	(1,337,246)	(1,207,468)	(1,275,598)
BRF SA BRFSBZ 2 3/4	EUR	2022	(1,072,454)	(1,076,964)	(1,081,404)	(1,105,478)
BRF SA BRFSBZ 4 7/8	USD	2030	(3,914,280)	(3,993,593)	(3,951,539)	(4,333,054)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,423,083)	(4,521,103)	(4,106,115)	(4,705,851)
Debenture - 1st Issue	BRL	2026	(823,946)	(821,444)	(771,138)	(778,016)
Debenture - 2nd Issue	BRL	2030	(2,351,363)	(2,382,298)	(2,250,867)	(2,225,796)
Debenture - 3rd Issue	BRL	2031	(1,034,706)	(915,353)	-	-
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(2,779,725)	(2,854,701)	(2,577,667)	(2,779,574)
			(19,754,027)	(20,039,107)	(17,851,998)	(19,252,869)

23.8.1.	Level 3 measurement

The Company had a financial liability arising from a put option written in the context of a business combination, option that gave the non-controlling shareholder the right to sell its equity stake in the subsidiary for an amount equivalent, in Turkish Liras, to a multiple of the Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) of the economic group of this subsidiary in the last 12 months prior to the exercise.

This liability was measured at the present value of redemption amount using internal assumptions regarding the results of that economic group. The effects of the subsequent measurement resulted in a loss recorded in Financial expenses of R$278,618 in the year ended December 31, 2021 (gain of R$579,946 in the year ended December 31, 2020), as per note 27.

On December 31, 2021, this liability was terminated, as described in note 1.1.3.